Commitments & Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies
Note
5-Commitments &
Contingencies
Risks and Uncertainties
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.
Management continues to evaluate the
impact of the COVID-19 pandemic on the
industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
The holders of Founder Shares, Private Placement Warrants, and securities that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights pursuant to a registration rights agreement dated as of February 10, 2020. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period
for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The underwriters were paid a cash underwriting discount of $5,520,000, or $0.20 per Unit of the gross proceeds of the initial 27,600,000 Units (inclusive of 3,600,000 unit over-allotment option) sold in the Initial Public Offering, in the aggregate. In addition, the underwriters were entitled to a deferred fee of (i) $0.35 per Unit of the gross proceeds of the initial 24,000,000 Units sold in the Initial Public Offering, or $8,400,000, and (ii) $0.35 per Unit of the gross proceeds from the 3,600,000 Units sold pursuant to the over-allotment option, or $1,260,000, aggregating to a deferred fee of $9,660,000. The deferred fee was paid to the underwriters from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
GEM Agreement
In order to better manage working capital and liquidity needs post Business Combination, the Company, GEM Global Yield LLC SCS (“GEM Investor”) and GEM Yield Bahamas Ltd. (“GYBL”) entered into a Share Purchase Agreement, dated December 12, 2021 (the “GEM Agreement”), which allows the Company to fund general corporate purpose and working capital needs. The Company is entitled to draw up to $125 million of gross proceeds in exchange for shares of the Company’s Common Stock, at a price equal to 90% of the average closing bid price of the shares of the Company’s Common Stock on the NYSE for a 30 day period, subject to meeting the terms and conditions of the GEM Agreement. GEM Investor is also entitled to purchase shares of the Company’s Common Stock pursuant to a warrant exercisable for up to 2.5% of our outstanding shares of the Company’s Common Stock on a fully diluted basis as of the closing of the Business Combination for a period of 3 years.
In January 2022, the Company negotiated an amendment to the GEM Agreement to provide for two advance draw downs of $12.5 million each that are not limited based on trading volume.